Employee benefit obligations - Combined statement of comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Remeasurement of defined benefit obligation:
Actuarial gain arising from changes in demographic assumptions	$ 4	$ 4	$ 1
Actuarial gain/(loss) arising from changes in financial assumptions	19	(12)	157
Actuarial (loss)/gain arising from changes in experience	(9)	(2)	(13)
Total loss (gain) on remeasurement, net defined benefit liability (asset)	14	(10)	145
Remeasurement of plan assets:
Actual (loss)/return less expected return on plan assets	(21)	(5)	(121)
Actuarial (loss)/gain for the year on defined benefit pension schemes	(7)	(15)	24
Actuarial gain/(loss) on other long term and end of service employee benefits	4	(1)	11
Other comprehensive income gains (losses) on remeasurements of defined benefit plans	(3)	(16)	35
Gain (loss) on actual return on plan assets	$ (11)	$ 5	$ (116)